Equity Plans and Stock-based Compensation - RSU Activity (Details) - Restricted stock units (RSUs) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Balance (in shares)	5,733,227	1,324,960	0
Granted (in shares)	3,825,133	5,541,916	1,480,201
Vested (in shares)	(530,393)	(442,934)	(58,731)
Cancelled/forfeited (in shares)	(521,679)	(690,715)	(96,510)
Balance (in shares)	8,506,288	5,733,227	1,324,960
Weighted Average Grant Date Fair Value
Balance (in dollars per share)	$ 7.07	$ 10.67	$ 0
Granted (in dollars per share)	1.75	6.60	10.72
Vested (in dollars per share)	10.00	9.84	11.41
Cancelled/forfeited (in dollars per share)	10.00	8.39	10.98
Balance (in dollars per share)	$ 4.63	$ 7.07	$ 10.67